Description of Organization and Business Operations (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 19, 2019	Sep. 13, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Proceeds from initial public offering			$ 1,586,000	$ 13,260,927
Warrants exercise price					$ 11.50
Assets held trust account	$ 230,000,000
Initial Public Offering [Member]
Number of sale of stock share value		20,000,000
Proceeds from initial public offering		$ 200,000,000
Sale of stock, price per share		$ 10.00
Transaction cost	13,260,927
Underwriting fees	4,600,000
Deferred underwriting fees	8,050,000
Other offering costs	$ 610,927
Initial Public Offering [Member] | Third Party [Member]
Sale of stock, price per share	$ 10.00
Private Placement Warrants [Member]
Number of sale of stock share value	600,000	5,500,000
Proceeds from initial public offering	$ 30,600,000
Warrants exercise price	$ 1.00	$ 1.00
Proceeds from warrants		$ 5,500,000
Sale of stock, price per share	$ 1.00
Assets held trust account	$ 30,000,000
Over-Allotment Option [Member]
Number of sale of stock share value	3,000,000
Sale of stock, price per share	$ 10.00